J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Asia Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 25, 2011

to the Prospectuses dated February 28, 2011, as supplemented

Effective immediately, the portfolio manager information for the Fund in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Joshua Tay	2005	Managing Director
Pauline Ng	2009	Managing Director
Patrick Chiu	2011	Executive Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers” as it pertains to the Fund is hereby deleted in its entirety and replaced by the following:

Asia Equity Fund

JFIMI is the sub-adviser to the Asia Equity Fund. The management team at JFIMI is led by Joshua Tay, Pauline Ng and Patrick Chiu. Mr. Tay, Managing Director, has been a fund manager of JFIMI and its affiliates, since 1996. Ms. Ng, Managing Director, CPA and CFA charterholder, joined JFIMI and its affiliates in 2005. From 2001-2005, Ms. Ng worked as a Japan telecommunications analyst and then as a fund manager responsible for Malaysia and emerging Asia with Allianz Dresdner Asset Management. Mr. Chiu, Executive Director and CFA charterholder, has been an investment manager with JFIMI since 2004.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-AE-511

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Asia Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 25, 2011 to the

Summary Prospectuses dated February 28, 2011, as supplemented

Effective immediately, the portfolio manager information for the Fund in the section titled “Management” is hereby deleted in its entirety and replaced with the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Joshua Tay	2005	Managing Director
Pauline Ng	2009	Managing Director
Patrick Chiu	2011	Executive Director

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-SPRO-AE-511

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Asia Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 25, 2011

to the Statement of Additional Information dated February 28, 2011, as supplemented

Effective immediately, all references to Andrew Swan are hereby removed from the Statement of Additional Information. The following information is hereby added to the information regarding Joshua Tay and Pauline Ng contained in the Statement of Additional Information, dated February 28, 2011, under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Ownership of Securities” with respect to the JPMorgan Asia Equity Fund:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by Patrick Chiu as of March 31, 2011:

Non-Performance Based Fee Advisory Accounts

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Asia Equity Fund
Patrick Chiu	0	$0	2	$461,550	2	$175,354

The following table shows information on the other accounts managed by Patrick Chiu that have advisory fees wholly or partly based on performance as of March 31, 2011:

Performance Based Fee Advisory Accounts

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Asia Equity Fund
Patrick Chiu	0	$0	$0	$0	0	$0

Portfolio Managers — Ownership of Securities

The following table shows information regarding the ownership of Securities of the JPMorgan Asia Equity Fund by Patrick Chiu as of March 31, 2011:

Dollar Range of Securities in the Fund

	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Asia Equity Fund
Patrick Chiu	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-AE-511